Goodwill (Details) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2016	Mar. 31, 2016	Mar. 31, 2015
Goodwill [Roll Forward]
Goodwill, beginning balance	$ 13,810,117	$ 14,633,237	$ 15,385,846
Net foreign exchange movement	(351,505)	(823,120)	(752,609)
Goodwill, ending balance	$ 13,458,612	$ 13,810,117	$ 14,633,237